Condensed Consolidated Statements of Cash Flows (Unaudited) - CIK 0001441693 Pro Farm Group, Inc - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net Income (Loss) Attributable to Parent	$ (16,158,000)	$ (6,296,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,774,000	1,751,000
Change in inventory reserves	(87,000)	19,000
Right of use assets amortization	632,000	485,000
Share-based compensation	1,584,000	1,796,000
Non-cash interest expense	66,000	93,000
Change in fair value of contingent consideration	(32,000)	44,000
Net changes in operating assets and liabilities:
Accounts receivable	2,775,000	(4,390,000)
Inventories	(2,182,000)	120,000
Prepaid Expenses and other assets	(200,000)	129,000
Accounts payable	5,843,000	(204,000)
Accrued and other liabilities	(3,053,000)	1,065,000
Lease Liability	(647,000)	(505,000)
Deferred revenue	(295,000)	(370,000)
Net cash used in operating activities	(9,980,000)	(6,263,000)
Cash flows from investing activities
Payment of consideration in connection with previous asset purchase		(750,000)
Purchases of property, plant and equipment	(614,000)	(544,000)
Net cash used in investing activities	(614,000)	(1,294,000)
Cash flows from financing activities
Proceeds from secured borrowings	17,003,000	23,584,000
Repayment in secured borrowings	(22,221,000)	(20,666,000)
Repayment of debt	(184,000)	(155,000)
Net settlement of options	16,000	63,000
Proceeds from employee stock purchase plan	106,000	180,000
Exercise of warrants		6,175,000
Net cash provided by financing activities	(5,280,000)	9,181,000
Net increase in cash and cash equivalents and restricted cash	(15,874,000)	1,624,000
Cash and cash equivalents and restricted cash, beginning of period	21,183,000	17,401,000
Cash and cash equivalents and restricted cash, end of period	5,309,000	19,025,000
Supplemental disclosure of cash flow information
Cash paid for interest	1,032,000	649,000
Supplemental disclosure of non-cash investing and financing activities
Property, plant and equipment included in accounts payable and accrued liabilities	$ 40,000	68,000
Right of use assets (non-cash) acquired		299,000
Conversion of accrued liabilities into equity associated with the granting of restricted stock units		348,000
Contingent consideration milestone settled in common shares		$ 1,004,000